Note 10 - Goodwill and Intangible Assets - Reconciliation of the Carrying Amounts of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	$ 528,926	$ 529,428
Additions, net of government grants	12,013	4,805
Transfers		1,488
Reclassification	(801)
Amortization	(6,662)	(6,505)
Disposals	(2,888)
Impairment	(113)	(681)
Effect of movements in exchange rates	(151)	391
End of the year	530,325	528,926
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	429,856	429,445
Additions, net of government grants	0	0
Transfers		0
Reclassification	0
Amortization	0	0
Disposals	0
Impairment	0	0
Effect of movements in exchange rates	(114)	411
End of the year	429,742	429,856
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	70,600	70,600
Additions, net of government grants	0	0
Transfers		0
Reclassification	0
Amortization	0	0
Disposals	0
Impairment	0	0
Effect of movements in exchange rates	0	0
End of the year	70,600	70,600
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	20,210	22,790
Additions, net of government grants	0	0
Transfers		0
Reclassification	0
Amortization	(2,580)	(2,580)
Disposals	0
Impairment	0	0
Effect of movements in exchange rates	0	0
End of the year	17,630	20,210
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	6,200	6,528
Additions, net of government grants	7,263	4,281
Transfers		0
Reclassification	0
Amortization	(4,079)	(3,908)
Disposals	0
Impairment	(113)	(681)
Effect of movements in exchange rates	(22)	(18)
End of the year	9,249	6,200
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	2,059	66
Additions, net of government grants	4,749	524
Transfers		1,488
Reclassification	(801)
Amortization	(2)	(17)
Disposals	(2,888)
Impairment	0	0
Effect of movements in exchange rates	(14)	(2)
End of the year	3,103	2,059
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	591,162
End of the year	599,231	591,162
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	432,937
End of the year	432,823	432,937
Cost [member] | Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	70,600
End of the year	70,600	70,600
Cost [member] | Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	40,732
End of the year	40,732	40,732
Cost [member] | Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	40,852
End of the year	48,104	40,852
Cost [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	6,041
End of the year	6,970	6,041
Accumulated Depreciation and Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(62,237)
End of the year	(68,905)	(62,237)
Accumulated Depreciation and Impairment [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(3,081)
End of the year	(3,081)	(3,081)
Accumulated Depreciation and Impairment [member] | Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	0
End of the year	0	0
Accumulated Depreciation and Impairment [member] | Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(20,522)
End of the year	(23,102)	(20,522)
Accumulated Depreciation and Impairment [member] | Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(34,652)
End of the year	(38,854)	(34,652)
Accumulated Depreciation and Impairment [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(3,982)
End of the year	$ (3,867)	$ (3,982)